RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Salaries and short term incentives	$3,699	$3,025
Directors’ fees	554	595
Termination benefits	—	434
Share based payments	2,095	2,019
	$6,348	$6,073